NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Federated NVIT High Income Bond Fund - Class III (HIBF3)
593,591 shares (cost $3,985,214)	$4,060,160
NVIT Fund -Class II (TRF2)
707 shares (cost $7,630)	6,412
NVIT Fund - Class III (TRF3)
4,626 shares (cost $39,791)	42,284
NVIT Government Bond Fund - Class I (GBF)
2,603 shares (cost $30,306)	29,907
NVIT Government Bond Fund - Class III (GBF3)
55,408 shares (cost $664,861)	636,641
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2 shares (cost $17)	22
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
123,041 shares (cost $1,016,277)	1,135,665
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
35,705 shares (cost $353,430)	362,407
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
269 shares (cost $3,075)	2,841
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
47,824 shares (cost $457,883)	502,630
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,757 shares (cost $30,285)	28,669
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
63,792 shares (cost $573,095)	659,613
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
19,827 shares (cost $195,230)	205,607
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
339 shares (cost $2,293)	3,610
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
0.44 shares (cost $6)	7
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
841 shares (cost $12,413)	12,902
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
82 shares (cost $895)	850
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2,217 shares (cost $19,692)	23,210
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,069 shares (cost $21,530)	18,869
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
5,140 shares (cost $76,700)	93,032
VP Income & Growth Fund - Class II (ACVIG2)
1,010 shares (cost $7,235)	6,112
VP Income & Growth Fund - Class III (ACVIG3)
16,207 shares (cost $84,863)	98,054
VP Ultra (R) Fund - Class II (ACVU2)
1,507 shares (cost $14,853)	13,988

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP Ultra (R) Fund - Class III (ACVU3)
5,907 shares (cost $51,533)	55,350
VP Value Fund - Class II (ACVV2)
4,025 shares (cost $28,356)	23,588
VP Value Fund - Class III (ACVV3)
65,933 shares (cost $353,586)	386,366
Contrafund Portfolio - Service Class 2 (FC2)
1,639 shares (cost $46,172)	38,499
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
28,660 shares (cost $553,060)	671,789
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
1,321 shares (cost $30,685)	24,775
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
18,738 shares (cost $273,338)	349,645
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
178 shares (cost $6,269)	6,544
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
3,620 shares (cost $101,072)	132,629
Variable Trust: All-Cap Opportunity Fund (RSRF)
40,742 shares (cost $467,808)	521,503
Variable Trust: Banking Fund (RBKF)
10,580 shares (cost $139,386)	147,902
Variable Trust: Basic Materials Fund (RBMF)
16,093 shares (cost $566,819)	592,533
Variable Trust: Biotechnology Fund (RBF)
133,642 shares (cost $3,217,642)	3,331,688
Variable Trust: Commodities Strategy Fund (RVCMD)
33,876 shares (cost $442,131)	460,371
Variable Trust: Consumer Products Fund (RCPF)
4,837 shares (cost $178,264)	180,559
Variable Trust: Dow 2x Strategy Fund (RVLDD)
3,029 shares (cost $237,409)	247,600
Variable Trust: Electronics Fund (RELF)
3,180 shares (cost $30,054)	29,990
Variable Trust: Energy Fund (RENF)
27,021 shares (cost $713,996)	844,138
Variable Trust: Energy Services Fund (RESF)
23,679 shares (cost $644,555)	655,448
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
63,651 shares (cost $889,569)	942,040
Variable Trust: Financial Services Fund (RFSF)
5,466 shares (cost $80,723)	83,033
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
51,949 shares (cost $376,802)	368,836
Variable Trust: Health Care Fund (RHCF)
9,746 shares (cost $270,199)	274,443
Variable Trust: Internet Fund (RINF)
6,903 shares (cost $138,087)	136,064
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
19,803 shares (cost $286,225)	272,092

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
15,646 shares (cost $225,753)	221,549
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
65,897 shares (cost $1,709,261)	1,491,241
Variable Trust: Inverse NASDAQ-100 (R) Strategy Fund (RAF)
3,805 shares (cost $44,735)	44,933
Variable Trust: Inverse Russell 2000 (R) Strategy Fund (RVISC)
4,229 shares (cost $87,059)	87,753
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
15,084 shares (cost $535,377)	530,354
Variable Trust: Japan 2x Strategy Fund (RLCJ)
13,167 shares (cost $242,400)	282,954
Variable Trust: Leisure Fund (RLF)
13,924 shares (cost $754,023)	755,373
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
20,189 shares (cost $342,998)	414,890
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
5,326 shares (cost $107,678)	113,447
Variable Trust: NASDAQ-100 (R) 2x Strategy Fund (RVF)
149,676 shares (cost $3,586,830)	3,659,589
Variable Trust: NASDAQ-100 (R) Fund (ROF)
29,579 shares (cost $555,975)	559,333
Variable Trust: Nova Fund (RNF)
2,591 shares (cost $184,704)	189,702
Variable Trust: Precious Metals Fund (RPMF)
110,286 shares (cost $2,047,567)	2,099,854
Variable Trust: Real Estate Fund (RREF)
23,335 shares (cost $590,589)	611,146
Variable Trust: Retailing Fund (RRF)
48,912 shares (cost $664,715)	664,715
Variable Trust: Russell 2000 (R) 1.5x Strategy Fund (RMEK)
58,364 shares (cost $1,799,033)	1,777,172
Variable Trust: S&P 500 2x Strategy Fund (RTF)
13,780 shares (cost $1,363,432)	1,550,020
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
35,685 shares (cost $972,105)	1,081,973
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
5,173 shares (cost $388,209)	421,003
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
25,790 shares (cost $986,937)	1,010,705
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
4,815 shares (cost $348,195)	382,523
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
51,317 shares (cost $1,549,167)	1,532,841
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
5,086 shares (cost $459,254)	518,707
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
30,203 shares (cost $202,774)	198,436
Variable Trust: Technology Fund (RTEC)
18,543 shares (cost $224,187)	227,890

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Variable Trust: Telecommunications Fund (RTEL)
13,347 shares (cost $146,168)	147,350
Variable Trust: Transportation Fund (RTRF)
20,859 shares (cost $326,854)	328,314
Variable Trust: Utilities Fund (RUTL)
12,397 shares (cost $208,549)	211,240
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2,918 shares (cost $71,717)	73,672
NVIT Money Market Fund - Class II (NVMM2)
15,426,789 shares (cost $15,426,789)	15,426,789

Total Investments	$55,336,385

Accounts receivable - Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	283,925
Other Accounts Receivable	19,877

$55,640,187

Contract Owners’ Equity:
Accumulation units	55,640,187

Total Contract Owners’ Equity (note 8)	$55,640,187

See acompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	HIBF3	TRF2	TRF3	GBF	GBF3	GVIDA	GVIDA6
Reinvested dividends	$458,834	293,378	46	395	898	37,169	-	7,344

Net investment income (loss)	458,834	293,378	46	395	898	37,169	-	7,344

Realized gain (loss) on investments	1,280,729	499,679	(642)	(3,207)	67	32,828	-	33,617
Change in unrealized gain (loss) on investments	292,286	(347,473)	1,389	7,681	(641)	(17,327)	2	96,400

Net gain (loss) on investments	1,573,015	152,206	747	4,474	(574)	15,501	2	130,017

Reinvested capital gains	31,119	-	-	-	1,125	23,609	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,062,968	445,584	793	4,869	1,449	76,279	2	137,361

Investment Activity:	GVIDC6	GVIDM	GVIDM6	GVDMA	GVDMA6	GVDMC6	NVMMG1	SCGF2
Reinvested dividends	$5,231	64	9,404	636	10,391	2,016	-	-

Net investment income (loss)	5,231	64	9,404	636	10,391	2,016	-	-

Realized gain (loss) on investments	2,931	(177)	(50,753)	(2,543)	39,477	2,523	3,511	-
Change in unrealized gain (loss) on investments	6,034	423	88,233	4,975	23,929	8,813	(2,408)	1

Net gain (loss) on investments	8,965	246	37,480	2,432	63,406	11,336	1,103	1

Reinvested capital gains	620	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,816	310	46,884	3,068	73,797	13,352	1,103	1

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCGF3	SCVF2	SCVF3	SCF2	SCF3	ACVIG2	ACVIG3	ACVU2
Reinvested dividends	$-	3	141	10	267	72	1,647	44

Net investment income (loss)	-	3	141	10	267	72	1,647	44

Realized gain (loss) on investments	(67)	(21)	(3,090)	(240)	21,170	(136)	(30,176)	(81)
Change in unrealized gain (loss) on investments	2,613	199	8,020	4,027	(16,612)	824	41,834	1,954

Net gain (loss) on investments	2,546	178	4,930	3,787	4,558	688	11,658	1,873

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,546	181	5,071	3,797	4,825	760	13,305	1,917

Investment Activity:	ACVU3	ACVV2	ACVV3	FC2	FC2R	FEI2	FEI2R	FG2
Reinvested dividends	$363	452	7,999	362	6,260	377	5,123	2

Net investment income (loss)	363	452	7,999	362	6,260	377	5,123	2

Realized gain (loss) on investments	(4,982)	(2,311)	(29,388)	(2,536)	(67,153)	(4,239)	23,496	(191)
Change in unrealized gain (loss) on investments	12,527	4,658	67,519	8,538	138,736	7,816	19,430	1,749

Net gain (loss) on investments	7,545	2,347	38,131	6,002	71,583	3,577	42,926	1,558

Reinvested capital gains	-	-	-	16	284	-	-	22

Net increase (decrease) in contract owners’ equity resulting from operations	$7,908	2,799	46,130	6,380	78,127	3,954	48,049	1,582

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FG2R	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF	RVLDD
Reinvested dividends	$98	-	1,872	2,563	-	-	1,921	1,158

Net investment income (loss)	98	-	1,872	2,563	-	-	1,921	1,158

Realized gain (loss) on investments	(16,370)	6,682	(9,210)	109,124	26,321	51,325	4,892	1,347
Change in unrealized gain (loss) on investments	42,806	55,446	8,401	(18,197)	126,795	12,215	(1,275)	(6,776)

Net gain (loss) on investments	26,436	62,128	(809)	90,927	153,116	63,540	3,617	(5,429)

Reinvested capital gains	440	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,974	62,128	1,063	93,490	153,116	63,540	5,538	(4,271)

Investment Activity:	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF	RINF
Reinvested dividends	$-	3,797	-	12,498	1,750	14,592	637	-

Net investment income (loss)	-	3,797	-	12,498	1,750	14,592	637	-

Realized gain (loss) on investments	190,778	23,350	159,082	(167,251)	(60,998)	(150,364)	10,946	(15,285)
Change in unrealized gain (loss) on investments	(5,179)	100,814	12,975	12,952	2,299	15,037	(14,049)	(3,150)

Net gain (loss) on investments	185,599	124,164	172,057	(154,299)	(58,699)	(135,327)	(3,103)	(18,435)

Reinvested capital gains	5,003	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$190,602	127,961	172,057	(141,801)	(56,949)	(120,735)	(2,466)	(18,435)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ	RLF
Reinvested dividends	$-	-	-	-	-	-	-	185

Net investment income (loss)	-	-	-	-	-	-	-	185

Realized gain (loss) on investments	(176,706)	(21,048)	(81,028)	(396,101)	(125,332)	(107,551)	15,651	17,041
Change in unrealized gain (loss) on investments	(2,738)	(9,222)	(229,189)	1,046	3,267	(5,593)	30,187	(1,824)

Net gain (loss) on investments	(179,444)	(30,270)	(310,217)	(395,055)	(122,065)	(113,144)	45,838	15,217

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(179,444)	(30,270)	(310,217)	(395,055)	(122,065)	(113,144)	45,838	15,402

Investment Activity:	RMED	RVCEQ	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$-	168	-	-	-	373	222	11,960

Net investment income (loss)	-	168	-	-	-	373	222	11,960

Realized gain (loss) on investments	69,702	9,426	(4,374)	50,014	29,998	97,287	885,104	153
Change in unrealized gain (loss) on investments	48,693	(5,216)	9,685	(24,926)	(31,410)	(35,294)	(24,254)	1,481

Net gain (loss) on investments	118,395	4,210	5,311	25,088	(1,412)	61,993	860,850	1,634

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,395	4,378	5,311	25,088	(1,412)	62,366	861,072	13,594

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$-	-	-	-	3,058	-	3,619	-

Net investment income (loss)	-	-	-	-	3,058	-	3,619	-

Realized gain (loss) on investments	(14,471)	(113,773)	34,905	53,592	9,034	218,643	18,139	172,929
Change in unrealized gain (loss) on investments	(1,678)	(112,555)	112,460	67,564	19,089	(42,854)	7,895	(41,548)

Net gain (loss) on investments	(16,149)	(226,328)	147,365	121,156	28,123	175,789	26,034	131,381

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,149)	(226,328)	147,365	121,156	31,181	175,789	29,653	131,381

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	NVMM2
Reinvested dividends	$-	-	-	2,800	-	5,434	-	35

Net investment income (loss)	-	-	-	2,800	-	5,434	-	35

Realized gain (loss) on investments	(53,214)	14,492	49,004	13,093	5,911	7,022	(18,548)	-
Change in unrealized gain (loss) on investments	72,631	(13,880)	(23,762)	1,223	(916)	(383)	9,330	-

Net gain (loss) on investments	19,417	612	25,242	14,316	4,995	6,639	(9,218)	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,417	612	25,242	17,116	4,995	12,073	(9,218)	35

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		HIBF3		TRF2		TRF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$458,834	464,296	293,378	246,818	46	73	395	341
Realized gain (loss) on investments	1,280,729	(666,154)	499,679	185,194	(642)	(583)	(3,207)	(4,228)
Change in unrealized gain (loss) on investments	292,286	3,775,257	(347,473)	688,969	1,389	2,057	7,681	10,111
Reinvested capital gains	31,119	1,098,236	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,062,968	4,671,635	445,584	1,120,981	793	1,547	4,869	6,224

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,500,727	5,498,809	444,386	420,541	-	-	8,252	10,439
Transfers between funds	-	-	375,268	(272,440)	(1,148)	-	(1,941)	1,323
Surrenders (note 6)	(2,281,291)	(3,080,027)	(65,882)	(50,384)	-	-	-	(595)
Death Benefits (note 4)	(34,504)	(2,890)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(864,632)	(2,217,650)	(214,509)	7,746	-	-	-	-
Deductions for surrender charges (note 2d)	(207,371)	(319,997)	(3,561)	(953)	-	-	-	(433)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,013,791)	(3,192,905)	(160,359)	(154,079)	(631)	(842)	(3,520)	(3,368)
Asset charges (note 3):	(187,931)	(188,054)	(11,244)	(9,628)	(34)	(38)	(197)	(147)
Adjustments to maintain reserves	417,418	3,348	4,127	19	(8)	13	(6)	6

Net equity transactions	(1,671,375)	(3,499,366)	368,226	(59,178)	(1,821)	(867)	2,588	7,225

Net change in contract owners’ equity	391,593	1,172,269	813,810	1,061,803	(1,028)	680	7,457	13,449
Contract owners’ equity beginning of period	55,248,594	54,076,325	3,246,341	2,184,538	7,436	6,756	34,822	21,373

Contract owners’ equity end of period	$55,640,187	55,248,594	4,060,151	3,246,341	6,408	7,436	42,279	34,822

CHANGES IN UNITS:
Beginning units	5,280,709	5,161,552	279,704	274,948	653	745	3,457	2,677
Units purchased	1,608,596	4,343,585	63,942	43,699	-	-	800	1,349
Units redeemed	(2,075,357)	(4,224,428)	(34,507)	(38,943)	(156)	(92)	(558)	(569)

Ending units	4,813,948	5,280,709	309,139	279,704	497	653	3,699	3,457

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF3		GVIDA		GVIDA6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$898	1,067	37,169	52,151	-	31	7,344	2,502
Realized gain (loss) on investments	67	55	32,828	21,488	-	(1,906)	33,617	(85,502)
Change in unrealized gain (loss) on investments	(641)	(747)	(17,327)	(55,694)	2	2,357	96,400	134,635
Reinvested capital gains	1,125	451	23,609	25,192	-	1	-	12,863

Net increase (decrease) in contract owners’ equity resulting from operations	1,449	826	76,279	43,137	2	483	137,361	64,498

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	284,611	383,049	-	-	91,035	31,805
Transfers between funds	-	-	(777,182)	(596,548)	-	-	580,407	224,303
Surrenders (note 6)	-	-	(118,502)	(7,289)	-	(2,600)	(32,126)	(60,135)
Death Benefits (note 4)	-	-	(431)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(3,639)	(37,034)	-	-	226	(670)
Deductions for surrender charges (note 2d)	-	-	(6,344)	(11,468)	-	(1,285)	(10,986)	(11,439)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,960)	(2,178)	(67,383)	(79,168)	(1)	(319)	(52,585)	(41,239)
Asset charges (note 3):	(156)	(162)	(4,483)	(4,716)	-	(14)	(2,398)	(1,428)
Adjustments to maintain reserves	1	9	3	6	3	8	(5)	15

Net equity transactions	(2,115)	(2,331)	(693,350)	(353,168)	2	(4,210)	573,568	141,212

Net change in contract owners’ equity	(666)	(1,505)	(617,071)	(310,031)	4	(3,727)	710,929	205,710
Contract owners’ equity beginning of period	30,572	32,077	1,253,712	1,563,743	24	3,751	424,740	219,030

Contract owners’ equity end of period	$29,906	30,572	636,641	1,253,712	28	24	1,135,669	424,740

CHANGES IN UNITS:
Beginning units	2,273	2,449	100,792	129,103	2	395	38,031	24,979
Units purchased	-	-	22,061	31,257	-	-	59,374	25,182
Units redeemed	(151)	(176)	(74,010)	(59,568)	-	(393)	(8,647)	(12,130)

Ending units	2,122	2,273	48,843	100,792	2	2	88,758	38,031

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDC6		GVIDM		GVIDM6		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,231	2,723	64	51	9,404	7,007	636	427
Realized gain (loss) on investments	2,931	(7,608)	(177)	(28)	(50,753)	(72,369)	(2,543)	(968)
Change in unrealized gain (loss) on investments	6,034	15,943	423	493	88,233	136,655	4,975	6,414
Reinvested capital gains	620	801	-	76	-	10,181	-	1,395

Net increase (decrease) in contract owners’ equity resulting from operations	14,816	11,859	310	592	46,884	81,474	3,068	7,268

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,258	10,105	-	-	59,062	62,904	-	-
Transfers between funds	256,845	666	(1,098)	-	12,836	(58,688)	-	-
Surrenders (note 6)	(36,285)	(11,977)	-	-	(13,253)	(1,457)	(8,121)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	(24)
Net policy repayments (loans) (note 5)	(9,524)	(1,507)	-	-	(12,908)	(11,851)	(323)	(397)
Deductions for surrender charges (note 2d)	(5,678)	(1,095)	-	-	(2,673)	(656)	(1,232)	38
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,841)	(18,097)	(29)	(86)	(49,299)	(53,158)	(1,316)	(1,903)
Asset charges (note 3):	(1,217)	(784)	(3)	(6)	(2,270)	(2,148)	(147)	(166)
Adjustments to maintain reserves	(6)	3	3	5	(29)	(2)	(9)	11

Net equity transactions	183,552	(22,686)	(1,127)	(87)	(8,534)	(65,056)	(11,148)	(2,441)

Net change in contract owners’ equity	198,368	(10,827)	(817)	505	38,350	16,418	(8,080)	4,827
Contract owners’ equity beginning of period	164,034	174,861	3,658	3,153	464,280	447,862	36,744	31,917

Contract owners’ equity end of period	$362,402	164,034	2,841	3,658	502,630	464,280	28,664	36,744

CHANGES IN UNITS:
Beginning units	13,818	16,092	297	305	40,018	46,082	2,981	3,221
Units purchased	21,979	727	-	-	5,997	6,331	-	-
Units redeemed	(6,978)	(3,001)	(89)	(8)	(6,934)	(12,395)	(920)	(240)

Ending units	28,819	13,818	208	297	39,081	40,018	2,061	2,981

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMA6		GVDMC6		NVMMG1		SCGF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,391	7,288	2,016	1,431	-	-	-	-
Realized gain (loss) on investments	39,477	(147,678)	2,523	(3,066)	3,511	32	-	(594)
Change in unrealized gain (loss) on investments	23,929	245,847	8,813	4,942	(2,408)	3,725	1	519
Reinvested capital gains	-	30,388	-	662	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,797	135,845	13,352	3,969	1,103	3,757	1	(75)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	100,250	148,181	20,275	40,051	-	-	-	-
Transfers between funds	(30,603)	83,626	144,833	(9,670)	-	15,916	-	-
Surrenders (note 6)	(37,469)	(24,938)	(57)	(245)	(15,228)	-	-	(1,062)
Death Benefits (note 4)	-	(2,866)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,248	19,066	(289)	-	-	-	-	-
Deductions for surrender charges (note 2d)	(5,161)	(4,421)	-	-	(1,183)	-	-	(190)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(55,806)	(66,263)	(11,356)	(14,657)	(209)	(475)	-	(6)
Asset charges (note 3):	(2,727)	(2,584)	(532)	(274)	(19)	(53)	-	-
Adjustments to maintain reserves	(84)	-	(32)	4	(3)	-	11	-

Net equity transactions	(28,352)	149,801	152,842	15,209	(16,642)	15,388	11	(1,258)

Net change in contract owners’ equity	45,445	285,646	166,194	19,178	(15,539)	19,145	12	(1,333)
Contract owners’ equity beginning of period	614,173	328,527	39,407	20,229	19,145	-	-	1,333

Contract owners’ equity end of period	$659,618	614,173	205,601	39,407	3,606	19,145	12	-

CHANGES IN UNITS:
Beginning units	53,728	35,715	3,341	1,966	1,542	-	-	176
Units purchased	9,036	26,680	13,731	3,706	-	1,590	1	-
Units redeemed	(11,661)	(8,667)	(1,001)	(2,331)	(1,313)	(48)	-	(176)

Ending units	51,103	53,728	16,071	3,341	229	1,542	1	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF3		SCVF2		SCVF3		SCF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	3	3	141	92	10	24
Realized gain (loss) on investments	(67)	(1,588)	(21)	(1,455)	(3,090)	(2,303)	(240)	(4,631)
Change in unrealized gain (loss) on investments	2,613	3,175	199	1,447	8,020	6,639	4,027	8,588
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,546	1,587	181	(5)	5,071	4,428	3,797	3,981

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,887	1,287	-	-	2,686	2,348	-	-
Transfers between funds	373	(272)	-	-	(6,380)	856	-	-
Surrenders (note 6)	-	(1,253)	-	(1,192)	(1)	(1,333)	-	(1,114)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(137)	(2,964)
Deductions for surrender charges (note 2d)	-	(229)	-	(213)	-	(243)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(193)	(175)	(54)	(74)	(751)	(821)	(319)	(182)
Asset charges (note 3):	(43)	(31)	(4)	(4)	(97)	(83)	(65)	(57)
Adjustments to maintain reserves	(2)	-	5	4	(5)	8	(1)	10

Net equity transactions	2,022	(673)	(53)	(1,479)	(4,548)	732	(522)	(4,307)

Net change in contract owners’ equity	4,568	914	128	(1,484)	523	5,160	3,275	(326)
Contract owners’ equity beginning of period	8,331	7,417	728	2,212	22,683	17,523	15,594	15,920

Contract owners’ equity end of period	$12,899	8,331	856	728	23,206	22,683	18,869	15,594

CHANGES IN UNITS:
Beginning units	895	1,017	57	218	2,118	2,067	1,133	1,555
Units purchased	234	157	-	-	234	361	-	-
Units redeemed	(24)	(279)	(4)	(161)	(640)	(310)	(36)	(422)

Ending units	1,105	895	53	57	1,712	2,118	1,097	1,133

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF3		ACVIG2		ACVIG3		ACVU2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$267	427	72	221	1,647	4,641	44	24
Realized gain (loss) on investments	21,170	17,711	(136)	(144)	(30,176)	(23,358)	(81)	(2,219)
Change in unrealized gain (loss) on investments	(16,612)	74,988	824	790	41,834	34,461	1,954	5,490
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,825	93,126	760	867	13,305	15,744	1,917	3,295

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,431	10,845	-	-	18,597	9,798	-	-
Transfers between funds	(309,336)	281,671	-	-	(21,666)	3,726	-	-
Surrenders (note 6)	(25,748)	(576)	(174)	-	(19,080)	(10,826)	-	(960)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,616)	(906)	-	-	(493)	8,743	(98)	(2,514)
Deductions for surrender charges (note 2d)	(3,932)	-	-	-	(652)	(954)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,421)	(11,963)	(210)	(217)	(7,134)	(7,707)	(236)	(129)
Asset charges (note 3):	(594)	(848)	(20)	(19)	(517)	(444)	(49)	(46)
Adjustments to maintain reserves	(1)	8	4	11	(1)	12	5	3

Net equity transactions	(341,217)	278,231	(400)	(225)	(30,946)	2,348	(378)	(3,646)

Net change in contract owners’ equity	(336,392)	371,357	360	642	(17,641)	18,092	1,539	(351)
Contract owners’ equity beginning of period	429,420	58,063	5,759	5,117	115,695	97,603	12,455	12,806

Contract owners’ equity end of period	$93,028	429,420	6,119	5,759	98,054	115,695	13,994	12,455

CHANGES IN UNITS:
Beginning units	38,518	7,017	494	517	11,879	11,835	1,138	1,574
Units purchased	842	33,097	-	-	1,836	1,483	-	-
Units redeemed	(32,703)	(1,596)	(33)	(23)	(4,895)	(1,439)	(34)	(436)

Ending units	6,657	38,518	461	494	8,820	11,879	1,104	1,138

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU3		ACVV2		ACVV3		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$363	185	452	1,401	7,999	14,695	362	447
Realized gain (loss) on investments	(4,982)	(9,286)	(2,311)	(4,358)	(29,388)	(38,903)	(2,536)	(11,839)
Change in unrealized gain (loss) on investments	12,527	27,276	4,658	7,071	67,519	74,727	8,538	22,465
Reinvested capital gains	-	-	-	-	-	-	16	11

Net increase (decrease) in contract owners’ equity resulting from operations	7,908	18,175	2,799	4,114	46,130	50,519	6,380	11,084

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,138	4,590	-	-	36,048	39,451	-	-
Transfers between funds	(14,027)	(1,683)	(4,836)	(92)	21,251	(1,865)	(1,576)	(1,896)
Surrenders (note 6)	(2,823)	(1,392)	-	(1,116)	(5,376)	(13,000)	(8,284)	(6,986)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(4,922)	(684)	(111)	(2,913)	(2,373)	11,116	(171)	(4,350)
Deductions for surrender charges (note 2d)	(978)	(273)	-	(7)	(889)	(2,085)	(332)	(942)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,386)	(6,728)	(887)	(1,209)	(26,452)	(24,824)	(1,046)	(1,255)
Asset charges (note 3):	(318)	(329)	(103)	(118)	(1,728)	(1,310)	(146)	(171)
Adjustments to maintain reserves	5	8	7	5	(13)	1	6	2

Net equity transactions	(23,311)	(6,491)	(5,930)	(5,450)	20,468	7,484	(11,549)	(15,598)

Net change in contract owners’ equity	(15,403)	11,684	(3,131)	(1,336)	66,598	58,003	(5,169)	(4,514)
Contract owners’ equity beginning of period	70,757	59,073	26,723	28,059	319,770	261,767	43,674	48,188

Contract owners’ equity end of period	$55,354	70,757	23,592	26,723	386,368	319,770	38,505	43,674

CHANGES IN UNITS:
Beginning units	6,956	7,813	2,046	2,572	29,962	29,398	2,923	4,369
Units purchased	527	902	-	-	5,328	4,647	-	-
Units redeemed	(2,796)	(1,759)	(448)	(526)	(3,372)	(4,083)	(719)	(1,446)

Ending units	4,687	6,956	1,598	2,046	31,918	29,962	2,204	2,923

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FC2R		FEI2		FEI2R		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,260	8,731	377	613	5,123	4,655	2	15
Realized gain (loss) on investments	(67,153)	(131,645)	(4,239)	(10,819)	23,496	(134,272)	(191)	(295)
Change in unrealized gain (loss) on investments	138,736	300,169	7,816	17,231	19,430	240,473	1,749	2,147
Reinvested capital gains	284	222	-	-	-	-	22	7

Net increase (decrease) in contract owners’ equity resulting from operations	78,127	177,477	3,954	7,025	48,049	110,856	1,582	1,874

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	70,475	81,818	-	-	36,029	32,560	-	-
Transfers between funds	(274,949)	206,163	(4,837)	(1,100)	68,370	(67,707)	-	(87)
Surrenders (note 6)	(58,696)	(27,844)	(6,397)	(5,167)	(37,654)	(14,701)	(2,966)	(120)
Death Benefits (note 4)	(806)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(997)	(9,961)	(101)	(2,537)	2,822	(2,433)	-	-
Deductions for surrender charges (note 2d)	(6,421)	(670)	(265)	(746)	(2,863)	(3,676)	(123)	(23)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,578)	(47,282)	(954)	(1,423)	(20,948)	(23,219)	(395)	(536)
Asset charges (note 3):	(2,822)	(2,766)	(99)	(137)	(1,380)	(1,413)	(31)	(39)
Adjustments to maintain reserves	(2)	15	1	3	(18)	9	(1)	5

Net equity transactions	(312,796)	199,473	(12,652)	(11,107)	44,358	(80,580)	(3,516)	(800)

Net change in contract owners’ equity	(234,669)	376,950	(8,698)	(4,082)	92,407	30,276	(1,934)	1,074
Contract owners’ equity beginning of period	906,454	529,504	33,472	37,554	257,236	226,960	8,481	7,407

Contract owners’ equity end of period	$671,785	906,454	24,774	33,472	349,643	257,236	6,547	8,481

CHANGES IN UNITS:
Beginning units	74,682	59,096	2,832	4,127	25,943	29,744	799	893
Units purchased	8,268	26,003	-	-	10,638	5,318	-	-
Units redeemed	(35,621)	(10,417)	(1,008)	(1,295)	(5,892)	(9,119)	(301)	(94)

Ending units	47,329	74,682	1,824	2,832	30,689	25,943	498	799

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FG2R		RSRF		RBKF		RBMF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$98	241	-	625	1,872	7,114	2,563	957
Realized gain (loss) on investments	(16,370)	(33,681)	6,682	(94,174)	(9,210)	32,460	109,124	74,227
Change in unrealized gain (loss) on investments	42,806	67,865	55,446	188,967	8,401	(1,003)	(18,197)	36,005
Reinvested capital gains	440	135	-	-	-	-	-	14,089

Net increase (decrease) in contract owners’ equity resulting from operations	26,974	34,560	62,128	95,418	1,063	38,571	93,490	125,278

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	12,022	18,040	90,725	81,591	2,591	3,562	25,863	28,524
Transfers between funds	(30,677)	(7,269)	(302,452)	185,733	(15,353)	131,974	81,092	168,795
Surrenders (note 6)	(8,267)	(11,070)	(23,301)	(68,321)	(3,084)	(29,455)	(30,054)	(19,885)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(289)	569	(912)	6,702	(372)	(421)	(14,373)	(8,391)
Deductions for surrender charges (note 2d)	(1,003)	(2,322)	(3,865)	(10,876)	(135)	(9,513)	(3,512)	(2,988)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,609)	(12,154)	(33,406)	(48,911)	(7,190)	(11,853)	(35,190)	(39,095)
Asset charges (note 3):	(646)	(653)	(2,103)	(1,992)	(594)	(789)	(1,749)	(1,306)
Adjustments to maintain reserves	(2)	4	(2)	12	(2)	8	(147)	2

Net equity transactions	(39,471)	(14,855)	(275,316)	143,938	(24,139)	83,513	21,930	125,656

Net change in contract owners’ equity	(12,497)	19,705	(213,188)	239,356	(23,076)	122,084	115,420	250,934
Contract owners’ equity beginning of period	145,124	125,419	734,694	495,338	170,976	48,892	477,112	226,178

Contract owners’ equity end of period	$132,627	145,124	521,506	734,694	147,900	170,976	592,532	477,112

CHANGES IN UNITS:
Beginning units	14,179	15,682	53,493	45,909	29,488	8,143	23,381	17,231
Units purchased	1,149	2,437	6,647	24,853	483	30,924	3,996	10,410
Units redeemed	(4,866)	(3,940)	(25,996)	(17,269)	(7,405)	(9,579)	(4,454)	(4,260)

Ending units	10,462	14,179	34,144	53,493	22,566	29,488	22,923	23,381

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RBF		RVCMD		RCPF		RVLDD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	6,167	1,921	974	1,158	-
Realized gain (loss) on investments	26,321	7,153	51,325	(77,034)	4,892	(452)	1,347	55,903
Change in unrealized gain (loss) on investments	126,795	(13,570)	12,215	131,340	(1,275)	1,991	(6,776)	15,957
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	153,116	(6,417)	63,540	60,473	5,538	2,513	(4,271)	71,860

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	19,734	20,347	19,726	112,158	31,326	7,718	38,307	55,614
Transfers between funds	1,250,099	1,830,159	50,678	41,929	113,895	(31,630)	28,019	(16,388)
Surrenders (note 6)	(10,664)	(225)	(9,501)	(1,824)	(20,839)	(2)	(14,300)	(20,681)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,426)	(6,694)	(1,505)	(4,035)	(1,485)	(1,222)	(12,986)	3,111
Deductions for surrender charges (note 2d)	(1,127)	(164)	(566)	(302)	(145)	(470)	(1,665)	(9,186)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(71,017)	(13,334)	(16,719)	(19,157)	(9,446)	(5,482)	(27,778)	(19,397)
Asset charges (note 3):	(4,865)	(678)	(1,374)	(1,143)	(366)	(244)	(1,086)	(989)
Adjustments to maintain reserves	192	25	7	4	11	4	144	5

Net equity transactions	1,180,926	1,829,436	40,746	127,630	112,951	(31,328)	8,655	(7,911)

Net change in contract owners’ equity	1,334,042	1,823,019	104,286	188,103	118,489	(28,815)	4,384	63,949
Contract owners’ equity beginning of period	1,997,651	174,632	356,081	167,978	62,073	90,888	243,221	179,272

Contract owners’ equity end of period	$3,331,693	1,997,651	460,367	356,081	180,562	62,073	247,605	243,221

CHANGES IN UNITS:
Beginning units	164,194	16,986	62,454	32,869	4,256	7,423	31,456	31,734
Units purchased	90,133	149,210	18,748	34,805	8,277	599	2,088	11,282
Units redeemed	(6,956)	(2,002)	(6,458)	(5,220)	(1,977)	(3,766)	(7,840)	(11,560)

Ending units	247,371	164,194	74,744	62,454	10,556	4,256	25,704	31,456

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RELF		RENF		RESF		RLCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	3,797	-	-	-	12,498	11,131
Realized gain (loss) on investments	190,778	12,276	23,350	68,987	159,082	(53,481)	(167,251)	69,264
Change in unrealized gain (loss) on investments	(5,179)	4,662	100,814	4,729	12,975	187,395	12,952	206,749
Reinvested capital gains	5,003	-	-	39,826	-	19,891	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	190,602	16,938	127,961	113,542	172,057	153,805	(141,801)	287,144

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,842	3,402	45,326	106,611	37,450	40,702	46,705	54,786
Transfers between funds	(216,894)	49,121	172,863	(1,342)	129,789	(99,467)	618,130	(11,256)
Surrenders (note 6)	(8,304)	(132)	(39,192)	(896)	(33,165)	(2,933)	(16,644)	(10,657)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	561	(4,864)	(1,706)	(14,657)	(1,882)	(9,538)	(955)	(4,932)
Deductions for surrender charges (note 2d)	(137)	(26)	(2,429)	(571)	(1,803)	(556)	(1,672)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,775)	(2,381)	(39,744)	(43,848)	(28,585)	(41,176)	(29,780)	(33,363)
Asset charges (note 3):	(192)	(219)	(2,413)	(1,856)	(1,668)	(1,731)	(1,981)	(2,076)
Adjustments to maintain reserves	2	27	(920)	31	(3)	17	(73)	12

Net equity transactions	(226,897)	44,928	131,785	43,472	100,133	(114,682)	613,730	(7,486)

Net change in contract owners’ equity	(36,295)	61,866	259,746	157,014	272,190	39,123	471,929	279,658
Contract owners’ equity beginning of period	66,287	4,421	584,398	427,384	383,246	344,123	470,116	190,458

Contract owners’ equity end of period	$29,992	66,287	844,144	584,398	655,436	383,246	942,045	470,116

CHANGES IN UNITS:
Beginning units	8,908	1,021	25,302	25,628	17,721	25,844	33,190	18,240
Units purchased	338	9,223	9,128	7,724	9,225	1,995	45,509	5,265
Units redeemed	(5,567)	(1,336)	(3,731)	(8,050)	(2,902)	(10,118)	(4,159)	9,685

Ending units	3,679	8,908	30,699	25,302	24,044	17,721	74,540	33,190

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RFSF		RUGB		RHCF		RINF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,750	2,145	14,592	34,625	637	-	-	-
Realized gain (loss) on investments	(60,998)	(13,626)	(150,364)	(1,443,515)	10,946	(24,334)	(15,285)	24,448
Change in unrealized gain (loss) on investments	2,299	8,354	15,037	(96,821)	(14,049)	51,296	(3,150)	3,226
Reinvested capital gains	-	-	-	907,438	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(56,949)	(3,127)	(120,735)	(598,273)	(2,466)	26,962	(18,435)	27,674

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,965	29,498	21,524	47,854	19,379	19,770	4,548	6,716
Transfers between funds	67,872	(81,614)	252,798	(105,452)	121,695	(128,872)	132,707	(14,635)
Surrenders (note 6)	(7,620)	(281)	(14,880)	(24,252)	(35,225)	(5,920)	(3,054)	(8,920)
Death Benefits (note 4)	-	-	(403)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(567)	(4,126)	(19,353)	(6,685)	7,223	(8,807)	(668)	(4,164)
Deductions for surrender charges (note 2d)	-	(434)	(2,319)	(6,295)	(1,496)	(3,500)	(48)	(585)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,261)	(5,100)	(32,137)	(62,855)	(14,566)	(14,532)	(5,487)	(3,905)
Asset charges (note 3):	(329)	(330)	(2,294)	(3,949)	(888)	(803)	(240)	(221)
Adjustments to maintain reserves	2	11	19,957	(89)	217	23	3	-

Net equity transactions	61,062	(62,376)	222,893	(161,723)	96,339	(142,641)	127,761	(25,714)

Net change in contract owners’ equity	4,113	(65,503)	102,158	(759,996)	93,873	(115,679)	109,326	1,960
Contract owners’ equity beginning of period	78,923	144,426	286,476	1,046,472	180,571	296,250	26,742	24,782

Contract owners’ equity end of period	$83,036	78,923	388,634	286,476	274,444	180,571	136,068	26,742

CHANGES IN UNITS:
Beginning units	10,023	21,952	22,432	56,096	13,761	28,141	1,840	2,828
Units purchased	2,645	3,554	10,153	4,400	9,190	1,972	6,503	595
Units redeemed	(3,447)	(15,483)	(4,946)	(38,064)	(3,362)	(16,352)	(591)	(1,583)

Ending units	9,221	10,023	27,639	22,432	19,589	13,761	7,752	1,840

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVIDD		RJNF		RVIMC		RAF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	81
Realized gain (loss) on investments	(176,706)	(121,841)	(21,048)	36,487	(81,028)	(57,574)	(396,101)	(565,374)
Change in unrealized gain (loss) on investments	(2,738)	1,720	(9,222)	8,989	(229,189)	11,372	1,046	4,998
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(179,444)	(120,121)	(30,270)	45,476	(310,217)	(46,202)	(395,055)	(560,295)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	240	3,802	14,468	13,749	(348,088)	1,209	71,589	126,753
Transfers between funds	394,967	102,435	134,398	(273,530)	1,077,729	1,116,139	428,045	436,651
Surrenders (note 6)	(64)	(2,977)	(3,609)	(5,462)	(4,720)	(352)	(26,244)	(735)
Death Benefits (note 4)	-	-	-	-	-	-	(276)	-
Net policy repayments (loans) (note 5)	(70,794)	(4,578)	(5,926)	(5,223)	(1,344)	(2,195)	15,258	(3,628)
Deductions for surrender charges (note 2d)	(1)	(135)	(262)	(485)	(671)	-	(5,999)	(2,372)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(38,332)	(9,305)	(12,049)	(15,249)	(41,326)	(5,175)	(87,553)	(88,785)
Asset charges (note 3):	(1,265)	(862)	(812)	(1,027)	(3,271)	(301)	(4,501)	(3,847)
Adjustments to maintain reserves	428	11	1,839	30	283,826	2	5,203	6

Net equity transactions	285,179	88,391	128,047	(287,197)	962,135	1,109,327	395,522	464,043

Net change in contract owners’ equity	105,735	(31,730)	97,777	(241,721)	651,918	1,063,125	467	(96,252)
Contract owners’ equity beginning of period	166,358	198,088	123,832	365,553	1,123,248	60,123	44,464	140,716

Contract owners’ equity end of period	$272,093	166,358	221,609	123,832	1,775,166	1,123,248	44,931	44,464

CHANGES IN UNITS:
Beginning units	29,170	19,225	18,408	64,889	169,355	5,867	7,045	13,360
Units purchased	61,980	12,057	23,541	2,689	197,510	164,495	19,982	4,157
Units redeemed	(22,710)	(2,112)	(4,167)	(49,170)	(8,624)	(1,007)	(17,985)	(10,472)

Ending units	68,440	29,170	37,782	18,408	358,241	169,355	9,042	7,045

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVISC		RUF		RLCJ		RLF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	-	868	185	-
Realized gain (loss) on investments	(125,332)	(455,787)	(107,551)	79,401	15,651	(19,178)	17,041	(10,063)
Change in unrealized gain (loss) on investments	3,267	26,258	(5,593)	15,671	30,187	51,845	(1,824)	6,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,065)	(429,529)	(113,144)	95,072	45,838	33,535	15,402	(3,707)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,832	(108,192)	8,584	15,377	21,485	8,638	50,426	2,679
Transfers between funds	115,645	(1,163,772)	475,134	(159,000)	65,609	52,440	652,222	54,709
Surrenders (note 6)	(24,010)	(4,970)	(5,547)	(7,986)	(11,650)	(3,174)	(3,590)	(43)
Death Benefits (note 4)	(415)	-	(577)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,571)	(3,201)	(45,332)	(75,536)	676	689	(131)	(571)
Deductions for surrender charges (note 2d)	(1,006)	(2,135)	(603)	(3,134)	(1,131)	(466)	(149)	(855)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,300)	(16,624)	(28,656)	(43,718)	(21,118)	(10,926)	(12,370)	(1,623)
Asset charges (note 3):	(922)	(1,552)	(1,696)	(2,748)	(1,188)	(621)	(537)	(117)
Adjustments to maintain reserves	247	1	260	(28)	(4,990)	10	(9)	9

Net equity transactions	74,500	(1,300,445)	401,567	(276,773)	47,693	46,590	685,862	54,188

Net change in contract owners’ equity	(47,565)	(1,729,974)	288,423	(181,701)	93,531	80,125	701,264	50,481
Contract owners’ equity beginning of period	135,318	1,865,292	241,931	423,632	189,417	109,292	54,104	3,623

Contract owners’ equity end of period	$87,753	135,318	530,354	241,931	282,948	189,417	755,368	54,104

CHANGES IN UNITS:
Beginning units	20,984	194,213	31,555	40,032	17,004	12,134	4,926	451
Units purchased	6,584	2,150	63,038	1,600	8,066	6,498	49,173	4,837
Units redeemed	(8,766)	(175,379)	(11,293)	(10,077)	(3,121)	(1,628)	(1,335)	(362)

Ending units	18,802	20,984	83,300	31,555	21,949	17,004	52,764	4,926

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RMED		RVCEQ		RVARS		RVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	278	168	-	-	3,980	-	-
Realized gain (loss) on investments	69,702	(38,191)	9,426	689	(4,374)	4,591	50,014	935,146
Change in unrealized gain (loss) on investments	48,693	141,019	(5,216)	5,206	9,685	(7,146)	(24,926)	82,026
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,395	103,106	4,378	5,895	5,311	1,425	25,088	1,017,172

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,331	58,066	287	1,170	35,129	35,136	148,292	312,163
Transfers between funds	(237,749)	193,594	(40,266)	12,151	(258,914)	232,618	1,242,912	923,678
Surrenders (note 6)	(23,537)	(23,622)	-	-	(19,301)	(3,002)	(32,153)	(35,667)
Death Benefits (note 4)	-	-	-	-	(694)	-	-	-
Net policy repayments (loans) (note 5)	(3,164)	(3,644)	-	-	(154)	574	274	235
Deductions for surrender charges (note 2d)	(2,224)	901	-	-	(3,572)	(641)	(3,687)	(566)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,468)	(35,343)	(614)	(1,592)	(12,405)	(19,379)	(111,256)	(150,137)
Asset charges (note 3):	(1,751)	(1,407)	(44)	(101)	(684)	(1,165)	(5,548)	(6,226)
Adjustments to maintain reserves	(174)	10	1	(1)	1	(2)	41,779	17

Net equity transactions	(256,736)	188,555	(40,636)	11,627	(260,594)	244,139	1,280,613	1,043,497

Net change in contract owners’ equity	(138,341)	291,661	(36,258)	17,522	(255,283)	245,564	1,305,701	2,060,669
Contract owners’ equity beginning of period	553,238	261,577	36,258	18,736	368,726	123,162	2,353,893	293,224

Contract owners’ equity end of period	$414,897	553,238	-	36,258	113,443	368,726	3,659,594	2,353,893

CHANGES IN UNITS:
Beginning units	44,146	31,809	4,656	3,055	43,872	14,173	234,893	63,731
Units purchased	3,784	19,302	38	1,866	4,170	32,587	47,397	200,290
Units redeemed	(23,861)	(6,965)	(4,694)	(265)	(35,330)	(2,888)	(15,531)	(29,128)

Ending units	24,069	44,146	-	4,656	12,712	43,872	266,759	234,893

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ROF		RNF		RPMF		RREF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	373	4,084	222	-	11,960	4,312
Realized gain (loss) on investments	29,998	439,069	97,287	(42,470)	885,104	589,727	153	(39,703)
Change in unrealized gain (loss) on investments	(31,410)	31,124	(35,294)	144,031	(24,254)	(206,234)	1,481	61,668
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,412)	470,193	62,366	105,645	861,072	383,493	13,594	26,277

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	79,292	210,202	28,176	(659)	65,549	23,331	98,888	50,213
Transfers between funds	(719,441)	(449,648)	(273,924)	168,673	53,443	(335,440)	334,592	(68,836)
Surrenders (note 6)	(17,772)	(108,428)	(12,310)	(4,776)	(87,799)	(15,893)	(9,701)	(4,267)
Death Benefits (note 4)	-	-	-	-	(584)	-	-	-
Net policy repayments (loans) (note 5)	(1,150)	(11,915)	(683)	(4,199)	(16,155)	(22,114)	(9,136)	(1,455)
Deductions for surrender charges (note 2d)	(2,633)	(14,002)	(1,999)	(1,586)	(7,201)	(6,434)	(691)	(1,116)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,467)	(81,820)	(20,885)	(33,318)	(91,247)	(78,821)	(27,531)	(9,246)
Asset charges (note 3):	(2,914)	(4,498)	(1,417)	(1,411)	(7,269)	(4,886)	(1,672)	(568)
Adjustments to maintain reserves	(484)	2,785	234	6	(53)	6	97	24

Net equity transactions	(714,569)	(457,324)	(282,808)	122,730	(91,316)	(440,251)	384,846	(35,251)

Net change in contract owners’ equity	(715,981)	12,869	(220,442)	228,375	769,756	(56,758)	398,440	(8,974)
Contract owners’ equity beginning of period	1,275,319	1,262,450	410,146	181,771	1,330,103	1,386,861	212,709	221,683

Contract owners’ equity end of period	$559,338	1,275,319	189,704	410,146	2,099,859	1,330,103	611,149	212,709

CHANGES IN UNITS:
Beginning units	98,137	147,663	40,801	24,503	77,742	120,975	17,884	23,348
Units purchased	5,654	18,275	2,864	22,145	23,824	7,900	26,925	5,330
Units redeemed	(67,464)	(67,801)	(27,934)	(5,847)	(12,678)	(51,133)	(3,657)	(10,794)

Ending units	36,327	98,137	15,731	40,801	88,888	77,742	41,152	17,884

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RRF		RMEK		RTF		RVLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	-	-	-	-	6,828	-	-
Realized gain (loss) on investments	(14,471)	19,153	(113,773)	(288,072)	34,905	515,190	53,592	75,914
Change in unrealized gain (loss) on investments	(1,678)	1,615	(112,555)	75,691	112,460	65,068	67,564	52,179
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,149)	20,768	(226,328)	(212,381)	147,365	587,086	121,156	128,093

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,970	4,402	59,879	(52,880)	22,905	19,425	26,280	23,013
Transfers between funds	614,406	65,764	537,687	1,858,967	(146,855)	1,034,582	757,489	(9,299)
Surrenders (note 6)	(16,824)	(168)	(95,749)	(149,592)	(17,689)	(132,756)	(142,412)	(10,847)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	15,687	(31,987)	4,838	(2,809)	(5,746)	(3,914)	15,065	(25,507)
Deductions for surrender charges (note 2d)	(35)	(195)	(1,316)	(2,884)	(1,024)	7,308	(5,536)	(2,893)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,269)	(2,848)	(93,515)	(110,827)	(69,744)	(78,403)	(27,691)	(21,857)
Asset charges (note 3):	(428)	(167)	(6,272)	(5,399)	(3,581)	(3,467)	(1,954)	(1,168)
Adjustments to maintain reserves	8	3	45,442	12	21,793	6	8	9

Net equity transactions	603,515	34,804	450,994	1,534,588	(199,941)	842,781	621,249	(48,549)

Net change in contract owners’ equity	587,366	55,572	224,666	1,322,207	(52,576)	1,429,867	742,405	79,544
Contract owners’ equity beginning of period	77,353	21,781	1,552,510	230,303	1,602,595	172,728	339,563	260,019

Contract owners’ equity end of period	$664,719	77,353	1,777,176	1,552,510	1,550,019	1,602,595	1,081,968	339,563

CHANGES IN UNITS:
Beginning units	7,109	2,887	143,052	28,290	192,146	30,314	32,661	36,824
Units purchased	43,151	8,130	-	146,950	7,987	195,145	64,768	7,133
Units redeemed	(1,442)	(3,908)	(24,257)	(32,188)	(52,011)	(33,313)	(14,194)	(11,296)

Ending units	48,818	7,109	118,795	143,052	148,122	192,146	83,235	32,661

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVLCV		RVMCG		RVMCV		RVSCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$3,058	3,398	-	-	3,619	3,207	-	-
Realized gain (loss) on investments	9,034	41,787	218,643	66,170	18,139	(4,836)	172,929	62,831
Change in unrealized gain (loss) on investments	19,089	17,276	(42,854)	141,941	7,895	105,780	(41,548)	24,778
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,181	62,461	175,789	208,111	29,653	104,151	131,381	87,609

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	40,366	28,606	60,987	49,454	83,194	31,953	34,091	26,077
Transfers between funds	123,706	128,104	427,560	16,414	(198,466)	320,992	1,137,998	125,559
Surrenders (note 6)	(8,212)	(593)	(9,754)	(18,731)	(20,357)	(1,158)	(5,355)	(10,020)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(156)	(5,868)	(2,265)	(3,380)	(2,816)	(7,928)	(2,132)	(8,747)
Deductions for surrender charges (note 2d)	(321)	(389)	(2,077)	(4,822)	(1,705)	(521)	-	(2,008)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,781)	(10,027)	(42,518)	(34,854)	(33,546)	(19,033)	(26,515)	(17,532)
Asset charges (note 3):	(1,314)	(602)	(2,731)	(1,755)	(1,757)	(922)	(1,917)	(998)
Adjustments to maintain reserves	(126)	8	6	-	208	16	25	(3)

Net equity transactions	137,162	139,239	429,208	2,326	(175,245)	323,399	1,136,195	112,328

Net change in contract owners’ equity	168,343	201,700	604,997	210,437	(145,592)	427,550	1,267,576	199,937
Contract owners’ equity beginning of period	252,664	50,964	405,708	195,271	528,107	100,557	265,270	65,333

Contract owners’ equity end of period	$421,007	252,664	1,010,705	405,708	382,515	528,107	1,532,846	265,270

CHANGES IN UNITS:
Beginning units	24,930	7,606	29,948	22,604	43,407	12,832	22,776	7,515
Units purchased	13,189	19,505	34,234	13,281	6,135	33,658	88,054	19,186
Units redeemed	(3,593)	(2,181)	(7,908)	(5,937)	(23,370)	(3,083)	(5,877)	(3,925)

Ending units	34,526	24,930	56,274	29,948	26,172	43,407	104,953	22,776

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RVSCV		RVSDL		RTEC		RTEL
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	5,222	-	-	-	-	2,800	141
Realized gain (loss) on investments	(53,214)	76,114	14,492	(70,983)	49,004	37,126	13,093	17,167
Change in unrealized gain (loss) on investments	72,631	30,860	(13,880)	23,540	(23,762)	25,862	1,223	(5,548)
Reinvested capital gains	-	-	-	34,607	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,417	112,196	612	(12,836)	25,242	62,988	17,116	11,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	21,910	21,037	4,785	3,559	8,385	3,381	12,363	51
Transfers between funds	298,506	10,806	42,082	102,534	47,127	102,088	107,667	(76,802)
Surrenders (note 6)	(5,851)	(8,037)	(7,706)	(989)	(20,599)	(9,411)	(9,145)	(2,720)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(321)	(2,474)	(8,875)	(120)	(6,726)	(4,132)	4,293	(12)
Deductions for surrender charges (note 2d)	(276)	(1,302)	(338)	(89)	-	(2,478)	(6)	(1,250)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,375)	(29,851)	(9,971)	(7,455)	(9,867)	(9,690)	(4,978)	(2,680)
Asset charges (note 3):	(1,643)	(1,077)	(704)	(334)	(637)	(570)	(295)	(199)
Adjustments to maintain reserves	(789)	1	(757)	13	10	8	5	7

Net equity transactions	290,161	(10,897)	18,516	97,119	17,693	79,196	109,904	(83,605)

Net change in contract owners’ equity	309,578	101,299	19,128	84,283	42,935	142,184	127,020	(71,845)
Contract owners’ equity beginning of period	209,123	107,824	179,305	95,022	184,952	42,768	20,333	92,178

Contract owners’ equity end of period	$518,701	209,123	198,433	179,305	227,887	184,952	147,353	20,333

CHANGES IN UNITS:
Beginning units	19,640	16,432	22,977	10,248	16,853	6,064	1,756	10,244
Units purchased	26,611	8,163	7,025	16,412	5,190	13,574	10,211	128
Units redeemed	(7,310)	(4,955)	(3,374)	(3,683)	(3,508)	(2,785)	(854)	(8,616)

Ending units	38,941	19,640	26,628	22,977	18,535	16,853	11,113	1,756

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	RTRF		RUTL		RVWDL		NVMM2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	418	5,434	5,765	-	58	35	-
Realized gain (loss) on investments	5,911	(20,777)	7,022	(6,355)	(18,548)	(32,795)		-
Change in unrealized gain (loss) on investments	(916)	12,744	(383)	823	9,330	(6,246)	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,995	(7,615)	12,073	233	(9,218)	(38,983)	35	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	72,387	12,741	18,465	15,963	19,666	8,156	2,056,115	134,434
Transfers between funds	147,942	15,038	61,051	28,342	(68,497)	(466,393)	(9,774,487)	25,708,333
Surrenders (note 6)	(11,781)	(2,811)	(33,115)	(254)	(66)	(5,004)	(822,447)	(7,269)
Death Benefits (note 4)	-	-	-	-	-	-	(30,318)	-
Net policy repayments (loans) (note 5)	5,471	1,607	24,538	(18,362)	(714)	(799)	(518,632)	(44,657)
Deductions for surrender charges (note 2d)	(13)	(2,371)	(1,668)	(2,147)	-	(2,632)	(86,032)	(8,732)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,006)	(7,074)	(14,541)	(10,603)	(7,576)	(8,313)	(1,042,133)	(62,862)
Asset charges (note 3):	(888)	(301)	(722)	(485)	(455)	(491)	(70,493)	(4,065)
Adjustments to maintain reserves	18	9	(17)	20	37	7	2	(2)

Net equity transactions	192,130	16,838	53,991	12,474	(57,605)	(475,469)	(10,288,425)	25,715,180

Net change in contract owners’ equity	197,125	9,223	66,064	12,707	(66,823)	(514,452)	(10,288,390)	25,715,180
Contract owners’ equity beginning of period	131,184	121,961	145,176	132,469	140,496	654,948	25,715,180	-

Contract owners’ equity end of period	$328,309	131,184	211,240	145,176	73,673	140,496	15,426,790	25,715,180

CHANGES IN UNITS:
Beginning units	10,728	11,708	9,411	9,772	12,129	60,277	2,571,518	-
Units purchased	13,434	1,685	5,081	2,927	1,893	731	282,295	2,585,505
Units redeemed	(2,533)	(2,665)	(1,680)	(3,288)	(7,284)	(48,879)	(1,311,136)	(13,987)

Ending units	21,629	10,728	12,812	9,411	6,738	12,129	1,542,677	2,571,518

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM2		SGRF		SGRF3		RVHEQ
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	2,855	-	-	-	-	-	738
Realized gain (loss) on investments	-	-	-	(623)	-	(9,777)	-	(5,573)
Change in unrealized gain (loss) on investments	-	-	-	604	-	10,457	-	(1,575)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,855	-	(19)	-	680	-	(6,410)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46	2,483,835	-	-	-	751	-	4,549
Transfers between funds	(24,183)	(31,410,186)	-	(611)	-	(17,439)	-	(95,643)
Surrenders (note 6)	(6)	(2,040,533)	-	(1,211)	-	(1,287)	-	(1,566)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	51,801	(1,820,933)	-	-	-	-	-	1,337
Deductions for surrender charges (note 2d)	-	(169,050)	-	(216)	-	(235)	-	(314)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,239)	(1,213,347)	-	(33)	-	(313)	-	(4,117)
Asset charges (note 3):	(418)	(85,564)	-	(2)	-	(26)	-	(183)
Adjustments to maintain reserves	(1)	28	-	8	-	8	-	7

Net equity transactions	-	(34,255,750)	-	(2,065)	-	(18,541)	-	(95,930)

Net change in contract owners’ equity	-	(34,252,895)	-	(2,084)	-	(17,861)	-	(102,340)
Contract owners’ equity beginning of period	-	34,252,895	-	2,084	-	17,861	-	102,340

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	3,034,772	-	239	-	2,358	-	12,746
Units purchased	5,768	252,834	-	-	-	102	-	621
Units redeemed	(5,768)	(3,287,606)	-	(239)	-	(2,460)	-	(13,367)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only policies with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges. Policy owners may invest in the following:

With certain exceptions, contract owners may invest in the following:

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Fund - Class II (TRF2)

NVIT Fund - Class III (TRF3)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class III (GBF3)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class II (ACVIG2)

VP Income & Growth Fund - Class III (ACVIG3)

VP Ultra(R) Fund - Class II (ACVU2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class II (ACVV2)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)

VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)

RYDEX FUNDS

Variable Trust: All-Cap Opportunity Fund (RSRF)

Variable Trust: Banking Fund (RBKF)

Variable Trust: Basic Materials Fund (RBMF)

Variable Trust: Biotechnology Fund (RBF)

Variable Trust: Commodities Strategy Fund (RVCMD)

Variable Trust: Consumer Products Fund (RCPF)

Variable Trust: Dow 2x Strategy Fund (RVLDD)

Variable Trust: Electronics Fund (RELF)

Variable Trust: Energy Fund (RENF)

Variable Trust: Energy Services Fund (RESF)

Variable Trust: Europe 1.25x Strategy Fund (RLCE)

Variable Trust: Financial Services Fund (RFSF)

Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust: Health Care Fund (RHCF)

Variable Trust: Internet Fund (RINF)

Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust: Inverse S&P 500 Strategy Fund (RUF)

Variable Trust: Japan 2x Strategy Fund (RLCJ)

Variable Trust: Leisure Fund (RLF)

Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)

Variable Trust: Multi-Hedge Strategies Fund (RVARS)

Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust: NASDAQ-100(R) Fund (ROF)

Variable Trust: Nova Fund (RNF)

Variable Trust: Precious Metals Fund (RPMF)

Variable Trust: Real Estate Fund (RREF)

Variable Trust: Retailing Fund (RRF)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust: S&P 500 2x Strategy Fund (RTF)

Variable Trust: S&P 500 Pure Growth Fund (RVLCG)

Variable Trust: S&P 500 Pure Value Fund (RVLCV)

Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust: Technology Fund (RTEC)

Variable Trust: Telecommunications Fund (RTEL)

Variable Trust: Transportation Fund (RTRF)

Variable Trust: Utilities Fund (RUTL)

Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)

Z CLOSED FUNDS

NVIT Money Market Fund - Class II (NVMM2)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the Accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company deducts a premium load charge to cover sales loads and state premium taxes. The sales load portion of the premium load charge is $5 per $1,000 of premium and covers sales expenses incurred by the Company. The premium tax portion of the premium load charge is $35 per $1,000 of premium and is used to reimburse the Company for state and local premium taxes (at the estimated rate of 2.25%), and for federal premium taxes (at the estimated rate of 1.25%). For the periods ended December 31, 2010 and 2009, total front-end sales charge deductions were $200,836 and $238,723, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class, and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts $10 per month through the first year from the policy date, which is also the maximum guaranteed administrative charge. Thereafter, the Company will deduct $5 per month, and the maximum guaranteed administrative charge is $7.50 per month. These charges are assessed against each contract monthly by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans and less a surrender charge if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by age, sex and rate class. The surrender charge is 100% of the initial surrender charge in the first year, and declines in specified percentages each year. After the ninth year, the charge is 0%. Surrender charges are assessed by liquidating units. The Company may wave the surrender charge for certain contracts in which sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,000 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The contracts have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a contract owner may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on the Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2010 and 2009, total transfers into the Account from the fixed account were $1,297,330 and $821,471, respectively, and total transfers from the Account to the fixed account were $2,161,963 and $3,039,120, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$55,336,385	0	$55,336,385

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Federated NVIT High Income Bond Fund - Class III (HIBF3)	$7,550,373	$8,050,052
NVIT Fund - Class II (TRF2)	2,455	1,813
NVIT Fund - Class III (TRF3)	8,668	5,461
NVIT Government Bond Fund - Class I (GBF)	2,048	2,115
NVIT Government Bond Fund - Class III (GBF3)	1,429,393	1,462,221
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1	1
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	404,108	437,725
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	239,169	242,100
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,307	1,130
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	380,880	330,127
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	13,834	11,291
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	216,376	255,853
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	53,440	55,963
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	13,127	16,638
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	-	-
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	284	217
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	78	57
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	10,125	7,035
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	760	520
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	362,356	383,526
VP Income & Growth Fund - Class II (ACVIG2)	540	404
VP Income & Growth Fund - Class III (ACVIG3)	92,375	62,199
VP Ultra(R) Fund - Class II (ACVU2)	464	383
VP Ultra(R) Fund - Class III (ACVU3)	32,427	27,445
VP Value Fund - Class II (ACVV2)	8,248	5,937
VP Value Fund - Class III (ACVV3)	119,234	89,846
Contrafund Portfolio - Service Class 2 (FC2)	14,090	11,554
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)	515,956	448,803
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	16,892	12,653
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)	61,245	84,741
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	3,707	3,516
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)	93,480	77,110
Variable Trust: All-Cap Opportunity Fund (RSRF)	504,172	510,854
Variable Trust: Banking Fund (RBKF)	682,964	673,754
Variable Trust: Basic Materials Fund (RBMF)	10,811,726	10,920,850

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Variable Trust: Biotechnology Fund (RBF)	2,106,820	2,133,141
Variable Trust: Commodities Strategy Fund (RVCMD)	6,981,183	7,032,508
Variable Trust: Consumer Products Fund (RCPF)	14,521,652	14,526,544
Variable Trust: Dow 2x Strategy Fund (RVLDD)	3,113,578	3,114,925
Variable Trust: Electronics Fund (RELF)	20,198,007	20,388,785
Variable Trust: Energy Fund (RENF)	848,697	872,047
Variable Trust: Energy Services Fund (RESF)	9,584,748	9,743,830
Variable Trust: Europe 1.25x Strategy Fund (RLCE)	3,162,879	2,995,628
Variable Trust: Financial Services Fund (RFSF)	8,559,425	8,498,427
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)	8,609,561	8,459,197
Variable Trust: Health Care Fund (RHCF)	5,621,187	5,632,133
Variable Trust: Internet Fund (RINF)	6,393,638	6,378,353
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)	4,812,076	4,635,370
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)	4,891,700	4,870,652
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)	7,384,409	7,303,381
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)	31,014,195	30,618,094
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)	27,975,717	27,850,385
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)	5,138,118	5,030,567
Variable Trust: Japan 2x Strategy Fund (RLCJ)	4,935,297	4,950,948
Variable Trust: Leisure Fund (RLF)	1,411,371	1,428,412
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)	1,490,994	1,560,696
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)	43,976	53,402
Variable Trust: Multi-Hedge Strategies Fund (RVARS)	297,632	293,258
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)	78,588,346	78,638,360
Variable Trust: NASDAQ-100(R) Fund (ROF)	9,192,747	9,222,745
Variable Trust: Nova Fund (RNF)	1,095,667	1,192,954
Variable Trust: Precious Metals Fund (RPMF)	37,356,919	38,242,023
Variable Trust: Real Estate Fund (RREF)	14,236,090	14,236,243
Variable Trust: Retailing Fund (RRF)	8,662,542	8,648,071
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)	86,792,318	86,678,545
Variable Trust: S&P 500 2x Strategy Fund (RTF)	4,661,434	4,696,339
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)	1,055,380	1,108,972
Variable Trust: S&P 500 Pure Value Fund (RVLCV)	880,686	889,720
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)	1,664,706	1,883,349
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)	1,308,731	1,326,870
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)	4,397,617	4,570,546
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)	1,752,630	1,699,416
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)	4,226,176	4,240,668
Variable Trust: Technology Fund (RTEC)	2,577,656	2,626,660
Variable Trust: Telecommunications Fund (RTEL)	3,080,878	3,093,971
Variable Trust: Transportation Fund (RTRF)	3,478,318	3,484,229
Variable Trust: Utilities Fund (RUTL)	500,839	507,861
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)	714,398	695,850
NVIT Money Market Fund - Class II (NVMM2)	187,691,106	187,691,106

Total	$656,658,346	$657,939,075

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2010.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.00%	309,139	$13.133739	$4,060,151	8.28%	13.16%
2009	0.00%	279,704	11.606343	3,246,341	8.77%	46.08%
2008	0.00%	274,948	7.945275	2,184,538	9.94%	-28.10%
2007	0.00%	11,908	11.050073	131,584	5.31%	3.17%
2006	0.00%	5,192	10.710781	55,610	5.76%	7.11%	5/1/2006
NVIT Fund - Class II (TRF2)
2010	0.00%	497	12.892491	6,408	0.73%	13.22%
2009	0.00%	653	11.386836	7,436	1.10%	25.56%
2008	0.00%	745	9.069070	6,756	1.18%	-41.61%
2007	0.00%	850	15.531959	13,202	0.83%	7.89%
2006	0.00%	966	14.395658	13,906	0.92%	13.40%
NVIT Fund - Class III (TRF3)
2010	0.00%	3,699	11.429731	42,279	1.12%	13.47%
2009	0.00%	3,457	10.072787	34,822	1.35%	26.16%
2008	0.00%	2,677	7.983847	21,373	3.17%	-41.54%
2007	0.00%	1,890	13.657504	25,813	1.76%	8.22%
2006	0.00%	2,316	12.620064	29,228	1.16%	13.71%
NVIT Government Bond Fund - Class I (GBF)
2010	0.00%	2,122	14.093370	29,906	2.92%	4.78%
2009	0.00%	2,273	13.450226	30,572	3.41%	2.69%
2008	0.00%	2,449	13.098136	32,077	4.22%	7.72%
2007	0.00%	2,614	12.159545	31,785	4.42%	7.16%
2006	0.00%	2,848	11.347304	32,317	4.06%	3.34%
NVIT Government Bond Fund - Class III (GBF3)
2010	0.00%	48,843	13.034427	636,641	3.05%	4.79%
2009	0.00%	100,792	12.438610	1,253,712	3.49%	2.69%
2008	0.00%	129,103	12.112370	1,563,743	4.98%	7.73%
2007	0.00%	40,388	11.243704	454,111	4.65%	7.15%
2006	0.00%	17,056	10.493015	178,969	4.84%	3.35%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.00%	2	13.848012	28	1.64%	14.63%
2009	0.00%	2	12.080820	24	1.42%	27.21%
2008	0.00%	395	9.497063	3,751	2.04%	-36.84%
2007	0.00%	450	15.037103	6,767	1.92%	5.96%
2006	0.00%	486	14.191530	6,897	1.97%	16.87%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2010	0.00%	88,758	12.795118	1,135,669	1.46%	14.57%
2009	0.00%	38,031	11.168245	424,740	0.95%	27.37%
2008	0.00%	24,979	8.768562	219,030	1.45%	-36.89%
2007	0.00%	196,210	13.893242	2,725,993	4.87%	5.97%
2006	0.00%	11,738	13.110997	153,897	3.10%	16.92%
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2010	0.00%	28,819	12.575102	362,402	2.04%	5.93%
2009	0.00%	13,818	11.871028	164,034	1.75%	9.25%
2008	0.00%	16,092	10.866345	174,861	3.51%	-6.18%
2007	0.00%	9,988	11.581503	115,676	4.29%	5.43%
2006	0.00%	2,544	10.985285	27,947	2.88%	6.13%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.00%	208	13.660579	2,841	2.09%	10.91%
2009	0.00%	297	12.316469	3,658	1.55%	19.14%
2008	0.00%	305	10.338217	3,153	1.66%	-23.20%
2007	0.00%	1,346	13.460367	18,118	2.30%	5.66%
2006	0.00%	2,734	12.739401	34,830	2.04%	11.35%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2010	0.00%	39,081	$12.861227	$502,630	1.99%	10.86%
2009	0.00%	40,018	11.601785	464,280	1.55%	19.37%
2008	0.00%	46,082	9.718804	447,862	2.89%	-23.37%
2007	0.00%	44,914	12.682135	569,605	3.04%	5.70%
2006	0.00%	27,930	11.997767	335,098	2.71%	11.44%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.00%	2,061	13.907940	28,664	2.00%	12.83%
2009	0.00%	2,981	12.326065	36,744	1.31%	24.39%
2008	0.00%	3,221	9.909016	31,917	2.45%	-31.39%
2007	0.00%	3,506	14.442614	50,636	2.07%	6.15%
2006	0.00%	6,138	13.605809	83,512	2.13%	14.54%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2010	0.00%	51,103	12.907625	659,618	1.86%	12.92%
2009	0.00%	53,728	11.431162	614,173	1.45%	24.27%
2008	0.00%	35,715	9.198575	328,527	2.06%	-31.39%
2007	0.00%	85,062	13.406873	1,140,415	3.02%	6.16%
2006	0.00%	25,380	12.629205	320,529	2.85%	14.56%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2007	0.00%	212	12.780655	2,709	3.05%	5.86%
2006	0.00%	216	12.073257	2,608	2.74%	8.42%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2010	0.00%	16,071	12.793288	205,601	1.60%	8.46%
2009	0.00%	3,341	11.794941	39,407	2.72%	14.63%
2008	0.00%	1,966	10.289483	20,229	2.32%	-15.03%
2007	0.00%	19,792	12.108905	239,659	3.59%	5.82%
2006	0.00%	2,712	11.442941	31,033	2.56%	8.39%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.00%	229	15.745451	3,606	0.00%	26.82%
2009	0.00%	1,542	12.415831	19,145	0.00%	24.16%	4/24/2009
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.00%	1	12.051057	12	0.00%	25.10%
2009	0.00%	1	9.632865	10	0.00%	27.19%
2008	0.00%	176	7.573815	1,333	0.00%	-46.54%
2007	0.00%	192	14.165991	2,720	0.00%	9.50%
2006	0.00%	204	12.936937	2,639	0.00%	2.99%
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2010	0.00%	1,105	11.672997	12,899	0.00%	25.41%
2009	0.00%	895	9.307981	8,331	0.00%	27.63%
2008	0.00%	1,017	7.292775	7,417	0.00%	-46.45%
2007	0.00%	844	13.619779	11,495	0.00%	9.81%
2006	0.00%	102	12.403041	1,265	0.00%	3.23%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	0.00%	53	16.150662	856	0.36%	26.47%
2009	0.00%	57	12.769979	728	0.45%	25.86%
2008	0.00%	218	10.146116	2,212	0.91%	-32.30%
2007	0.00%	238	14.986718	3,567	0.97%	-7.23%
2006	0.00%	256	16.154401	4,136	0.15%	17.10%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2010	0.00%	1,712	13.554789	23,206	0.64%	26.57%
2009	0.00%	2,118	10.709743	22,683	0.52%	26.33%
2008	0.00%	2,067	8.477744	17,523	1.13%	-32.21%
2007	0.00%	1,882	12.505138	23,535	1.15%	-6.92%
2006	0.00%	2,216	13.435365	29,773	0.47%	17.37%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	0.00%	1,097	$17.200915	$18,869	0.06%	24.98%
2009	0.00%	1,133	13.763093	15,594	0.17%	34.43%
2008	0.00%	1,555	10.238139	15,920	0.61%	-38.35%
2007	0.00%	1,648	16.607844	27,370	0.00%	1.89%
2006	0.00%	1,682	16.298982	27,415	0.05%	11.75%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2010	0.00%	6,657	13.974516	93,028	0.18%	25.35%
2009	0.00%	38,518	11.148548	429,420	0.20%	34.73%
2008	0.00%	7,017	8.274662	58,063	0.69%	-38.16%
2007	0.00%	4,660	13.381102	62,356	0.02%	2.11%
2006	0.00%	4,922	13.104467	64,500	0.33%	12.07%
VP Income & Growth Fund - Class II (ACVIG2)
2010	0.00%	461	13.272724	6,119	1.27%	13.86%
2009	0.00%	494	11.657064	5,759	4.37%	17.77%
2008	0.00%	517	9.897787	5,117	1.70%	-34.73%
2007	0.00%	718	15.163917	10,888	1.60%	-0.43%
2006	0.00%	750	15.229877	11,422	1.44%	16.81%
VP Income & Growth Fund - Class III (ACVIG3)
2010	0.00%	8,820	11.117198	98,054	1.51%	14.15%
2009	0.00%	11,879	9.739449	115,695	4.90%	18.10%
2008	0.00%	11,835	8.246990	97,603	2.40%	-34.59%
2007	0.00%	17,228	12.607351	217,199	1.48%	-0.07%
2006	0.00%	11,246	12.615826	141,878	1.36%	17.09%
VP Ultra(R) Fund - Class II (ACVU2)
2010	0.00%	1,104	12.675540	13,994	0.36%	15.82%
2009	0.00%	1,138	10.944258	12,455	0.21%	34.52%
2008	0.00%	1,574	8.135719	12,806	0.00%	-41.65%
2007	0.00%	1,664	13.942182	23,200	0.00%	20.84%
2006	0.00%	4,954	11.537562	57,157	0.00%	-3.39%
VP Ultra(R) Fund - Class III (ACVU3)
2010	0.00%	4,687	11.810174	55,354	0.61%	16.10%
2009	0.00%	6,956	10.172081	70,757	0.31%	34.54%
2008	0.00%	7,813	7.560823	59,073	0.00%	-41.52%
2007	0.00%	7,520	12.928640	97,223	0.00%	21.04%
2006	0.00%	6,486	10.681571	69,281	0.00%	-3.28%
VP Value Fund - Class II (ACVV2)
2010	0.00%	1,598	14.763593	23,592	1.98%	13.04%
2009	0.00%	2,046	13.060975	26,723	5.69%	19.72%
2008	0.00%	2,572	10.909345	28,059	2.28%	-26.80%
2007	0.00%	2,872	14.904082	42,805	1.73%	-5.31%
2006	0.00%	4,474	15.739668	70,419	1.21%	18.46%
VP Value Fund - Class III (ACVV3)
2010	0.00%	31,918	12.105010	386,368	2.27%	13.42%
2009	0.00%	29,962	10.672512	319,770	5.59%	19.86%
2008	0.00%	29,398	8.904231	261,767	2.62%	-26.78%
2007	0.00%	40,622	12.160229	493,973	1.35%	-5.14%
2006	0.00%	28,188	12.818874	361,338	1.21%	18.65%
Contrafund Portfolio - Service Class 2 (FC2)
2010	0.00%	2,204	17.470468	38,505	0.97%	16.93%
2009	0.00%	2,923	14.941493	43,674	1.13%	35.47%
2008	0.00%	4,369	11.029518	48,188	0.78%	-42.69%
2007	0.00%	4,758	19.245347	91,569	0.57%	17.30%
2006	0.00%	9,232	16.406598	151,466	0.90%	11.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Contrafund Portfolio - Service Class 2 R (FC2R)
2010	0.00%	47,329	$14.193940	$671,785	0.99%	16.94%
2009	0.00%	74,682	12.137523	906,454	1.41%	35.46%
2008	0.00%	59,096	8.960063	529,504	0.60%	-42.69%
2007	0.00%	102,134	15.633758	1,596,738	1.01%	17.30%
2006	0.00%	51,338	13.328329	684,250	1.17%	11.43%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	0.00%	1,824	13.582085	24,774	1.48%	14.92%
2009	0.00%	2,832	11.819074	33,472	2.02%	29.88%
2008	0.00%	4,127	9.099694	37,554	2.24%	-42.81%
2007	0.00%	4,452	15.911679	70,839	1.19%	1.27%
2006	0.00%	8,350	15.711721	131,193	3.01%	19.93%
VIP Fund - Equity-Income Portfolio - Service Class 2 R (FEI2R)
2010	0.00%	30,689	11.393092	349,643	1.74%	14.90%
2009	0.00%	25,943	9.915421	257,236	1.53%	29.95%
2008	0.00%	29,744	7.630455	226,960	2.57%	-42.82%
2007	0.00%	24,786	13.343675	330,736	1.76%	1.27%
2006	0.00%	18,672	13.176169	246,025	3.37%	19.89%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.00%	498	13.146754	6,547	0.03%	23.86%
2009	0.00%	799	10.614127	8,481	0.20%	27.97%
2008	0.00%	893	8.294550	7,407	0.56%	-47.31%
2007	0.00%	1,094	15.741342	17,221	0.51%	26.66%
2006	0.00%	2,334	12.428116	29,007	0.16%	6.57%
VIP Fund - Growth Portfolio - Service Class 2 R (FG2R)
2010	0.00%	10,462	12.677004	132,627	0.07%	23.86%
2009	0.00%	14,179	10.235132	145,124	0.18%	27.98%
2008	0.00%	15,682	7.997632	125,419	0.24%	-47.31%
2007	0.00%	41,960	15.178221	636,878	0.40%	26.66%
2006	0.00%	5,890	11.983852	70,585	0.21%	6.58%
Variable Trust: All-Cap Opportunity Fund (RSRF)
2010	0.00%	34,144	15.273713	521,506	0.00%	11.21%
2009	0.00%	53,493	13.734401	734,694	0.14%	27.29%
2008	0.00%	45,909	10.789544	495,337	0.00%	-40.73%
2007	0.00%	57,518	18.205576	1,047,148	0.00%	22.75%
2006	0.00%	35,262	14.831991	523,006	0.00%	11.39%
Variable Trust: Banking Fund (RBKF)
2010	0.00%	22,566	6.554119	147,900	1.42%	13.04%
2009	0.00%	29,488	5.798144	170,976	4.66%	-3.43%
2008	0.00%	8,143	6.004219	48,892	0.10%	-41.16%
2007	0.00%	2,542	10.204559	25,940	1.72%	-27.08%
2006	0.00%	22,686	13.994135	317,471	2.27%	11.25%
Variable Trust: Basic Materials Fund (RBMF)
2010	0.00%	22,923	25.848784	592,532	0.68%	26.67%
2009	0.00%	23,381	20.405965	477,112	0.32%	55.46%
2008	0.00%	17,231	13.126195	226,178	0.64%	-45.40%
2007	0.00%	29,380	24.039646	706,285	0.14%	33.97%
2006	0.00%	17,404	17.944662	312,309	1.41%	22.29%
Variable Trust: Biotechnology Fund (RBF)
2010	0.00%	247,371	13.468405	3,331,693	0.00%	10.70%
2009	0.00%	164,194	12.166406	1,997,651	0.00%	18.34%
2008	0.00%	16,986	10.280937	174,632	0.00%	-11.78%
2007	0.00%	15,098	11.653173	175,940	0.00%	4.40%
2006	0.00%	6,516	11.161543	72,729	0.00%	-3.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Commodities Strategy Fund (RVCMD)
2010	0.00%	74,744	$6.159247	$460,367	0.00%	8.03%
2009	0.00%	62,454	5.701499	356,081	2.05%	11.56%
2008	0.00%	32,869	5.110532	167,978	1.83%	-49.02%
2007	0.00%	33,836	10.025298	339,216	0.00%	31.02%
2006	0.00%	7,690	7.651770	58,842	0.00%	-23.48%	5/1/2006
Variable Trust: Consumer Products Fund (RCPF)
2010	0.00%	10,556	17.105174	180,562	2.14%	17.28%
2009	0.00%	4,256	14.584742	62,073	1.70%	19.12%
2008	0.00%	7,423	12.243999	90,888	0.08%	-23.39%
2007	0.00%	17,676	15.982190	282,501	2.69%	11.08%
2006	0.00%	23,366	14.388183	336,194	1.29%	17.42%
Variable Trust: Dow 2x Strategy Fund (RVLDD)
2010	0.00%	25,704	9.632940	247,605	0.48%	24.58%
2009	0.00%	31,456	7.732093	243,221	0.00%	36.87%
2008	0.00%	31,734	5.649202	179,272	2.38%	-61.71%
2007	0.00%	53,504	14.755247	789,465	1.17%	8.15%
2006	0.00%	42,684	13.643242	582,348	0.63%	30.54%
Variable Trust: Electronics Fund (RELF)
2010	0.00%	3,679	8.152184	29,992	0.00%	9.55%
2009	0.00%	8,908	7.441265	66,287	0.00%	71.85%
2008	0.00%	1,021	4.330161	4,421	0.00%	-50.11%
2007	0.00%	4,126	8.679366	35,811	0.00%	-2.50%
2006	0.00%	3,472	8.901590	30,906	0.00%	2.49%
Variable Trust: Energy Fund (RENF)
2010	0.00%	30,699	27.497441	844,144	0.64%	19.05%
2009	0.00%	25,302	23.096917	584,398	0.00%	38.50%
2008	0.00%	25,628	16.676466	427,384	0.00%	-46.03%
2007	0.00%	34,604	30.901881	1,069,329	0.00%	33.22%
2006	0.00%	13,530	23.196806	313,853	0.00%	11.93%
Variable Trust: Energy Services Fund (RESF)
2010	0.00%	24,044	27.259863	655,436	0.00%	26.05%
2009	0.00%	17,721	21.626679	383,246	0.00%	62.42%
2008	0.00%	25,844	13.315356	344,123	0.00%	-57.60%
2007	0.00%	34,200	31.405533	1,074,069	0.00%	37.10%
2006	0.00%	8,584	22.907246	196,636	0.00%	10.98%
Variable Trust: Europe 1.25x Strategy Fund (RLCE)
2010	0.00%	74,540	12.638111	942,045	2.23%	-10.78%
2009	0.00%	33,190	14.164397	470,116	2.31%	35.65%
2008	0.00%	18,240	10.441772	190,458	0.42%	-54.86%
2007	0.00%	52,820	23.131559	1,221,809	2.46%	13.06%
2006	0.00%	47,634	20.459178	974,552	3.26%	29.51%
Variable Trust: Financial Services Fund (RFSF)
2010	0.00%	9,221	9.005133	83,036	2.20%	14.36%
2009	0.00%	10,023	7.874150	78,923	2.29%	19.68%
2008	0.00%	21,952	6.579123	144,426	0.00%	-48.04%
2007	0.00%	7,612	12.662369	96,386	1.72%	-18.80%
2006	0.00%	9,832	15.594448	153,325	1.39%	16.73%
Variable Trust: Government Long Bond 1.2x Strategy Fund (RUGB)
2010	0.00%	27,639	14.061067	388,634	2.76%	10.10%
2009	0.00%	22,432	12.770863	286,476	1.92%	-31.54%
2008	0.00%	56,096	18.655020	1,046,472	2.48%	44.82%
2007	0.00%	35,794	12.881083	461,065	8.75%	9.74%
2006	0.00%	11,224	11.738115	131,749	4.62%	-3.15%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Health Care Fund (RHCF)
2010	0.00%	19,589	$14.010098	$274,444	0.29%	6.77%
2009	0.00%	13,761	13.121974	180,571	0.00%	24.65%
2008	0.00%	28,141	10.527344	296,250	0.00%	-24.86%
2007	0.00%	15,064	14.009933	211,046	0.00%	6.02%
2006	0.00%	29,212	13.213853	386,003	0.00%	5.11%
Variable Trust: Internet Fund (RINF)
2010	0.00%	7,752	17.552692	136,068	0.00%	20.77%
2009	0.00%	1,840	14.533743	26,742	0.00%	65.85%
2008	0.00%	2,828	8.762996	24,782	0.00%	-44.87%
2007	0.00%	4,208	15.896277	66,892	0.00%	10.39%
2006	0.00%	12,320	14.400151	177,410	0.00%	9.70%
Variable Trust: Inverse Dow 2x Strategy Fund (RVIDD)
2010	0.00%	68,440	3.975645	272,093	0.00%	-30.29%
2009	0.00%	29,170	5.703055	166,358	0.00%	-44.65%
2008	0.00%	19,225	10.303693	198,088	0.07%	60.84%
2007	0.00%	202,906	6.406198	1,299,856	0.65%	-8.99%
2006	0.00%	18,194	7.038825	128,064	1.53%	-21.77%
Variable Trust: Inverse Government Long Bond Strategy Fund (RJNF)
2010	0.00%	37,782	5.865469	221,609	0.00%	-12.81%
2009	0.00%	18,408	6.727068	123,832	0.00%	19.41%
2008	0.00%	64,889	5.633507	365,553	0.41%	-30.21%
2007	0.00%	20,956	8.071965	169,156	5.19%	-4.51%
2006	0.00%	100,194	8.453350	846,975	4.68%	8.11%
Variable Trust: Inverse Mid-Cap Strategy Fund (RVIMC)
2010	0.00%	358,241	4.955228	1,775,166	0.00%	-25.29%
2009	0.00%	169,355	6.632508	1,123,248	0.00%	-35.28%
2008	0.00%	5,867	10.247647	60,123	0.22%	34.42%
2007	0.00%	20,476	7.623663	156,102	3.24%	-1.98%
2006	0.00%	22,088	7.778040	171,801	0.77%	-3.83%
Variable Trust: Inverse NASDAQ-100(R) Strategy Fund (RAF)
2010	0.00%	9,042	4.969160	44,931	0.00%	-21.27%
2009	0.00%	7,045	6.311386	44,464	0.01%	-40.08%
2008	0.00%	13,360	10.532667	140,716	0.07%	48.02%
2007	0.00%	43,324	7.115591	308,276	2.13%	-11.28%
2006	0.00%	42,542	8.020429	341,205	3.46%	-1.40%
Variable Trust: Inverse Russell 2000(R) Strategy Fund (RVISC)
2010	0.00%	18,802	4.667230	87,753	0.00%	-27.62%
2009	0.00%	20,984	6.448641	135,318	0.00%	-32.86%
2008	0.00%	194,213	9.604362	1,865,292	0.84%	24.69%
2007	0.00%	33,112	7.702478	255,044	3.78%	5.37%
2006	0.00%	31,834	7.310059	232,708	1.74%	-11.95%
Variable Trust: Inverse S&P 500 Strategy Fund (RUF)
2010	0.00%	83,300	6.366789	530,354	0.00%	-16.96%
2009	0.00%	31,555	7.666947	241,931	0.00%	-27.55%
2008	0.00%	40,032	10.582340	423,632	0.17%	39.25%
2007	0.00%	60,634	7.599743	460,803	2.23%	0.83%
2006	0.00%	100,746	7.537297	759,353	7.68%	-7.50%
Variable Trust: Japan 2x Strategy Fund (RLCJ)
2010	0.00%	21,949	12.891151	282,948	0.00%	15.72%
2009	0.00%	17,004	11.139540	189,417	0.62%	23.68%
2008	0.00%	12,134	9.007103	109,292	0.54%	-32.97%
2007	0.00%	16,262	13.438383	218,535	1.89%	-11.23%
2006	0.00%	57,286	15.138532	867,226	4.87%	5.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Leisure Fund (RLF)
2010	0.00%	52,764	$14.315965	$755,368	0.10%	30.34%
2009	0.00%	4,926	10.983316	54,104	0.00%	36.72%
2008	0.00%	451	8.033169	3,623	0.00%	-49.09%
2007	0.00%	1,742	15.779861	27,489	0.00%	-2.54%
2006	0.00%	16,964	16.190743	274,660	0.00%	23.47%
Variable Trust: Mid-Cap 1.5x Strategy Fund (RMED)
2010	0.00%	24,069	17.237806	414,897	0.00%	37.55%
2009	0.00%	44,146	12.532015	553,238	0.09%	52.40%
2008	0.00%	31,809	8.223375	261,577	0.00%	-54.83%
2007	0.00%	29,858	18.207116	543,628	1.40%	3.60%
2006	0.00%	39,476	17.575073	693,794	0.32%	10.46%
Variable Trust: Multi-Cap Core Equity Fund (RVCEQ)
2009	0.00%	4,656	7.787403	36,258	0.00%	26.98%
2008	0.00%	3,055	6.132847	18,736	5.09%	-38.96%
2007	0.00%	2,278	10.048001	22,889	0.40%	-5.26%
2006	0.00%	1,818	10.606110	19,282	0.05%	6.06%	5/1/2006
Variable Trust: Multi-Hedge Strategies Fund (RVARS)
2010	0.00%	12,712	8.924117	113,443	0.00%	6.18%
2009	0.00%	43,872	8.404584	368,726	1.37%	-3.28%
2008	0.00%	14,173	8.689885	123,162	0.33%	-18.72%
2007	0.00%	25,526	10.691335	272,907	2.15%	3.84%
2006	0.00%	34,066	10.296439	350,758	1.53%	2.96%	5/1/2006
Variable Trust: NASDAQ-100(R) 2x Strategy Fund (RVF)
2010	0.00%	266,759	13.718727	3,659,594	0.00%	36.90%
2009	0.00%	234,893	10.021130	2,353,893	0.00%	117.80%
2008	0.00%	63,731	4.600967	293,224	0.04%	-72.60%
2007	0.00%	180,778	16.790237	3,035,305	0.39%	28.20%
2006	0.00%	96,492	13.096608	1,263,718	0.08%	4.86%
Variable Trust: NASDAQ-100(R) Fund (ROF)
2010	0.00%	36,327	15.397297	559,338	0.00%	18.48%
2009	0.00%	98,137	12.995293	1,275,319	0.00%	52.00%
2008	0.00%	147,663	8.549537	1,262,450	0.03%	-41.91%
2007	0.00%	316,054	14.718309	4,651,780	0.06%	17.82%
2006	0.00%	85,150	12.491870	1,063,683	0.00%	5.77%
Variable Trust: Nova Fund (RNF)
2010	0.00%	15,731	12.059271	189,704	0.10%	19.96%
2009	0.00%	40,801	10.052347	410,146	1.16%	35.51%
2008	0.00%	24,503	7.418303	181,771	0.24%	-54.47%
2007	0.00%	44,842	16.294539	730,680	1.59%	1.13%
2006	0.00%	37,858	16.113126	610,011	1.45%	19.27%
Variable Trust: Precious Metals Fund (RPMF)
2010	0.00%	88,888	23.623650	2,099,859	0.01%	38.08%
2009	0.00%	77,742	17.109193	1,330,103	0.00%	49.24%
2008	0.00%	120,975	11.464027	1,386,861	0.00%	-38.56%
2007	0.00%	98,254	18.660048	1,833,424	0.00%	19.55%
2006	0.00%	74,170	15.607933	1,157,640	0.00%	21.43%
Variable Trust: Real Estate Fund (RREF)
2010	0.00%	41,152	14.851026	611,149	3.30%	24.86%
2009	0.00%	17,884	11.893825	212,709	3.26%	25.27%
2008	0.00%	23,348	9.494752	221,683	0.72%	-41.64%
2007	0.00%	8,272	16.268963	134,577	1.30%	-19.12%
2006	0.00%	22,910	20.114577	460,825	2.34%	30.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Retailing Fund (RRF)
2010	0.00%	48,818	$13.616270	$664,719	0.00%	25.14%
2009	0.00%	7,109	10.881002	77,353	0.00%	44.22%
2008	0.00%	2,887	7.544562	21,781	0.00%	-32.95%
2007	0.00%	152	11.251641	1,710	0.00%	-12.60%
2006	0.00%	1,530	12.873816	19,697	0.00%	10.08%
Variable Trust: Russell 2000(R) 1.5x Strategy Fund (RMEK)
2010	0.00%	118,795	14.960021	1,777,176	0.00%	37.85%
2009	0.00%	143,052	10.852768	1,552,510	0.00%	33.31%
2008	0.00%	28,290	8.140814	230,304	0.06%	-51.36%
2007	0.00%	32,980	16.738584	552,039	1.48%	-6.74%
2006	0.00%	230,052	17.947904	4,128,951	0.53%	20.85%
Variable Trust: S&P 500 2x Strategy Fund (RTF)
2010	0.00%	148,122	10.464476	1,550,019	0.00%	25.47%
2009	0.00%	192,146	8.340509	1,602,595	0.81%	46.38%
2008	0.00%	30,314	5.697971	172,728	0.00%	-67.98%
2007	0.00%	90,754	17.796913	1,615,141	1.40%	0.61%
2006	0.00%	38,340	17.688405	678,173	1.33%	23.70%
Variable Trust: S&P 500 Pure Growth Fund (RVLCG)
2010	0.00%	83,235	12.998953	1,081,968	0.00%	25.03%
2009	0.00%	32,661	10.396588	339,563	0.00%	47.24%
2008	0.00%	36,824	7.061111	260,018	0.00%	-39.82%
2007	0.00%	25,586	11.734222	300,232	0.00%	4.91%
2006	0.00%	60,544	11.184753	677,170	0.00%	5.40%
Variable Trust: S&P 500 Pure Value Fund (RVLCV)
2010	0.00%	34,526	12.193922	421,007	0.91%	20.32%
2009	0.00%	24,930	10.134944	252,664	2.48%	51.26%
2008	0.00%	7,606	6.700509	50,964	0.90%	-48.65%
2007	0.00%	10,646	13.049584	138,926	0.66%	-5.37%
2006	0.00%	29,590	13.789694	408,037	0.55%	17.66%
Variable Trust: S&P MidCap 400 Pure Growth Fund (RVMCG)
2010	0.00%	56,274	17.960420	1,010,705	0.00%	32.58%
2009	0.00%	29,948	13.547085	405,708	0.00%	56.82%
2008	0.00%	22,604	8.638795	195,271	0.00%	-36.14%
2007	0.00%	46,060	13.528764	623,135	0.00%	8.45%
2006	0.00%	39,714	12.474351	495,406	0.00%	3.13%
Variable Trust: S&P MidCap 400 Pure Value Fund (RVMCV)
2010	0.00%	26,172	14.615431	382,515	0.78%	20.13%
2009	0.00%	43,407	12.166397	528,107	1.51%	55.25%
2008	0.00%	12,832	7.836481	100,557	0.00%	-43.63%
2007	0.00%	8,884	13.901532	123,501	1.19%	-4.85%
2006	0.00%	22,946	14.609575	335,231	1.45%	17.08%
Variable Trust: S&P SmallCap 600 Pure Growth Fund (RVSCG)
2010	0.00%	104,953	14.605070	1,532,846	0.00%	25.40%
2009	0.00%	22,776	11.646893	265,270	0.00%	33.97%
2008	0.00%	7,515	8.693613	65,333	0.00%	-34.32%
2007	0.00%	6,010	13.235997	79,548	0.00%	-0.11%
2006	0.00%	39,338	13.250290	521,240	0.00%	7.73%
Variable Trust: S&P SmallCap 600 Pure Value Fund (RVSCV)
2010	0.00%	38,941	13.320181	518,701	0.00%	25.10%
2009	0.00%	19,640	10.647792	209,123	2.07%	62.27%
2008	0.00%	16,432	6.561795	107,823	1.09%	-43.50%
2007	0.00%	5,192	11.613051	60,295	0.36%	-20.36%
2006	0.00%	16,374	14.581618	238,759	0.91%	19.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Strengthening Dollar 2x Strategy Fund (RVSDL)
2010	0.00%	26,628	$7.452053	$198,433	0.00%	-4.51%
2009	0.00%	22,977	7.803674	179,305	0.00%	-15.84%
2008	0.00%	10,248	9.272246	95,022	0.00%	5.56%
2007	0.00%	8,566	8.783542	75,240	0.00%	-10.89%
2006	0.00%	788	9.856941	7,767	0.89%	-1.43%	5/1/2006
Variable Trust: Technology Fund (RTEC)
2010	0.00%	18,535	12.294931	227,887	0.00%	12.03%
2009	0.00%	16,853	10.974406	184,952	0.00%	55.60%
2008	0.00%	6,064	7.052840	42,768	0.00%	-45.41%
2007	0.00%	22,122	12.919655	285,809	0.00%	10.38%
2006	0.00%	9,496	11.704717	111,148	0.00%	5.89%
Variable Trust: Telecommunications Fund (RTEL)
2010	0.00%	11,113	13.259497	147,353	4.28%	14.51%
2009	0.00%	1,756	11.579354	20,333	0.28%	28.68%
2008	0.00%	10,244	8.998273	92,178	0.47%	-45.34%
2007	0.00%	9,704	16.461176	159,739	0.12%	9.23%
2006	0.00%	14,842	15.070863	223,682	1.75%	19.51%
Variable Trust: Transportation Fund (RTRF)
2010	0.00%	21,629	15.179116	328,309	0.00%	24.13%
2009	0.00%	10,728	12.228150	131,184	0.62%	17.39%
2008	0.00%	11,708	10.416860	121,961	0.00%	-25.26%
2007	0.00%	4,146	13.937206	57,784	0.00%	-8.75%
2006	0.00%	9,154	15.274190	139,820	0.00%	7.38%
Variable Trust: Utilities Fund (RUTL)
2010	0.00%	12,812	16.487660	211,240	3.36%	6.88%
2009	0.00%	9,411	15.426213	145,176	5.41%	13.80%
2008	0.00%	9,772	13.556034	132,469	0.25%	-29.57%
2007	0.00%	13,404	19.248677	258,009	1.13%	12.86%
2006	0.00%	28,552	17.054864	486,950	3.40%	20.96%
Variable Trust: Weakening Dollar 2x Strategy Fund (RVWDL)
2010	0.00%	6,738	10.933970	73,673	0.00%	-5.61%
2009	0.00%	12,129	11.583505	140,496	0.04%	6.61%
2008	0.00%	60,277	10.865629	654,948	0.00%	-12.24%
2007	0.00%	45,758	12.380762	566,519	20.29%	18.12%
2006	0.00%	20,884	10.481591	218,898	4.51%	4.82%	5/1/2006
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	239	8.721409	2,084	0.00%	-46.11%
2007	0.00%	262	16.184105	4,240	0.00%	9.01%
2006	0.00%	282	14.845789	4,187	0.00%	9.91%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	0.00%	2,358	7.574446	17,861	0.00%	-46.10%
2007	0.00%	1,992	14.052648	27,993	0.00%	8.97%
2006	0.00%	1,470	12.895981	18,957	0.00%	9.93%
NVIT Money Market Fund - Class II (NVMM2)
2010	0.00%	1,542,677	10.000013	15,426,790	0.00%	0.00%
2009	0.00%	2,571,518	10.000000	25,715,180	0.00%		12/11/2009
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.00%	3,034,772	11.286810	34,252,895	1.16%	1.24%
2007	0.00%	1,962,104	11.148704	21,874,917	3.81%	4.25%
2006	0.00%	2,220,642	10.693892	23,747,306	4.02%	4.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.00%	12,746	$8.029164	$102,340	0.89%	-23.84%
2007	0.00%	24,228	10.542773	255,430	3.57%	3.16%
2006	0.00%	18,870	10.220049	192,852	2.17%	2.20%	5/1/2006

2010	Contract owners equity:				$55,640,187
2009	Contract owners equity:				$55,248,594
2008	Contract owners equity:				$54,076,325
2007	Contract owners equity:				$58,069,945
2006	Contract owners equity:				$49,923,397
*	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contract holder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.